Related Party Transactions (Detail) In Thousands, unless otherwise specified		12 Months Ended
	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Dec. 31, 2010 VEE Office Rental CNY	Dec. 31, 2011 VEE Service Revenue CNY	Dec. 31, 2010 VEE Service Revenue CNY	Dec. 31, 2010 BJ Wanwei Office Rental CNY	Dec. 31, 2010 BJ Wanwei Service Revenue CNY	Dec. 31, 2010 BJ Wanwei Sales of property and equipment CNY	Dec. 31, 2012 SH Guotong Service Revenue USD ($)	Dec. 31, 2012 SH Guotong Service Revenue CNY	Dec. 31, 2011 SH Guotong Service Revenue CNY	Dec. 31, 2010 SH Guotong Service Revenue CNY	Dec. 31, 2011 GZ Juliang Service Revenue CNY	Dec. 31, 2010 GZ Juliang Service Revenue CNY	Dec. 31, 2011 21V BJ Service Revenue CNY	Dec. 31, 2010 21V BJ Service Revenue CNY	Dec. 31, 2011 21V FS Service Revenue CNY	Dec. 31, 2010 21V FS Service Revenue CNY	Dec. 31, 2010 Huo Ju Lian He Service Revenue CNY	Dec. 31, 2012 CE BJ Service Revenue CNY	Dec. 31, 2011 CE BJ Service Revenue CNY	Dec. 31, 2010 CE BJ Service Revenue CNY	Dec. 31, 2010 CE BJ Sales of property and equipment CNY	Dec. 31, 2010 CE BJ Sales of Intangible Assets CNY	Dec. 31, 2012 CE Soft BJ Service Revenue USD ($)	Dec. 31, 2012 CE Soft BJ Service Revenue CNY	Dec. 31, 2011 CE Soft BJ Service Revenue CNY	Dec. 31, 2010 CE Soft BJ Service Revenue CNY	Dec. 31, 2012 CE Soft BJ Equipment USD ($)	Dec. 31, 2012 CE Soft BJ Equipment CNY	Dec. 31, 2010 CE Soft BJ Sales of property and equipment CNY	Dec. 31, 2010 CE Soft BJ Sales of Intangible Assets CNY	Dec. 31, 2011 Tianjin Yunlifang Service Revenue CNY	Dec. 31, 2012 SH Guotong Services USD ($)	Dec. 31, 2012 SH Guotong Services CNY	Dec. 31, 2011 SH Guotong Services CNY	Dec. 31, 2010 SH Guotong Services CNY	Dec. 31, 2012 SH Guotong Equipment USD ($)	Dec. 31, 2012 SH Guotong Equipment CNY	Dec. 31, 2010 21V NB Services CNY	Dec. 31, 2011 21V NB Equipment Rental CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services USD ($)	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2010 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2010 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2010 21V QD Sales of Intangible Assets CNY	Dec. 31, 2012 Bitcool Media USD ($)	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2010 Chief Executive Officer and Director CNY	Dec. 31, 2012 21V Xi'an USD ($)	Dec. 31, 2012 21V Xi'an CNY	Dec. 31, 2011 aBitCool Incorporated Telehouse Beijing Company Limited CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") CNY	Dec. 31, 2011 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY
Related Party Transaction [Line Items]
Related party transaction, loans provided																																																	$ 2,371	14,771
Revenue from related party transactions		51	303	1,061	60	1,006	4,526	4,361	27,171	8,181	11,322	268	1,173	3	5	39	4	896	1	854	541	4,396	428	35	215	90	2			1,518	466	93																23	41	253
Issuance of ordinary shares for Chen Sheng's past services- Sunrise																																																			206,037
Related party transaction expense																																	1,066	6,639	2,554	2,905			149	442	887	5,526	8,836	897	13,178
Purchase equity interests	18,200																																																			2,564	15,977	8,200	18,191	7,900	9
Related party transaction, purchase of equipment																												$ 83	515								$ 291	1,812								39,896	27,633